Grant and Subsidy Income	6 Months Ended
Oct. 31, 2025
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME
13.
GRANT AND SUBSIDY INCOME

During May 2022, the Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. During the six months ended October 31, 2025, the Company recorded nil in grant income related to this funding.